Condensed Consolidating Statement of Cash Flow (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net Income		$ 895,344	$ (313,490)	$ 599,327
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries		0	0	0
Provision (reversal) for loan losses		241,478	263,369	602,563
Goodwill impairment losses		0	186,511	0
Amortization of intangibles		11,019	9,434	9,883
Depreciation and amortization of premises and equipment		47,474	47,137	48,162
Net accretion of discounts and amortization of premiums and deferred fees		(73,496)	278,576	(79,004)
Other-than-temporary impairment on investment securities	$ 14,400	14,445	0	0
Fair value adjustments on mortgage servicing rights		7,904	24,683	11,403
FDIC loss share (income) expense		(20,062)	103,024	82,051
Adjustments (expense) to indemnity reserves on loans sold		18,628	40,629	37,054
Earnings from investments under the equity method		(24,373)	(39,578)	(42,873)
Deferred income tax (benefit) expense		(519,128)	43,512	(288,754)
Loss Gain [Abstract]
Disposition of premises and equipment		(3,629)	(1,716)	(3,392)
Sale and valuation adjustments of investment securities		(141)	870	(2,110)
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities		(35,013)	(88,724)	22,411
Sale of stock in equity method investee		0	0	(416,113)
Sale of foreclosed assets, including write-downs		60,378	28,005	50,740
Disposal of discontinued business		0	(38,355)	0
Acquisitions of loans held-for-sale		(401,991)	(308,600)	(390,018)
Proceeds from sale of loans held-for-sale		124,111	123,375	218,379
Net originations on loans held-for-sale		(792,821)	(753,312)	(1,049,474)
Net (increase) decrease in:
Trading securities		1,083,683	1,105,374	1,430,835
Accrued income receivable		5,392	9,719	(5,809)
Other assets		100,133	132,500	2,827
Net increase (decrease) in:
Interest payable		528	(707)	(2,466)
Pension and other postretirement benefits obligation		3,252	(10,171)	10,635
Other liabilities		(72,980)	30,937	(26,952)
Total adjustments		(225,209)	1,186,492	219,978
Net cash (used in) provided by operating activities		670,135	873,002	819,305
Cash flows from investing activities:
Net (increase) decrease in money market investments		(357,706)	(963,933)	227,127
Purchases of investment securities:
Available-for-sale		(2,014,315)	(2,001,940)	(2,257,976)
Held-to-maturity		(750)	(1,000)	(250)
Other		(40,847)	(110,010)	(178,093)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale		1,362,712	1,722,650	1,823,474
Held-to-maturity		4,856	39,962	4,632
Other		46,341	92,752	181,784
Proceeds from the sale of investment securities available-for-sale		96,760	310,210	5,438
Proceeds from sale of other investment securities		14,950	37,104	0
Net repayments on loans		431,676	775,900	680,819
Proceeds from sale of loans		30,160	355,145	333,021
Acquisition of loan portfolios		(338,447)	(389,067)	(1,592,603)
Acquisition of trademark		(50)	0	0
Net payments from FDIC under loss sharing agreements		247,976	256,498	396,223
Net cash received and acquired from business combination		731,279	0	0
Cash paid related to business acquisitions		(17,250)	(6,330)	0
Acquisition of servicing advances		(61,304)	0	0
Return of capital from equity method investments		13,329	0	491
Capital Contribution Subsidiaries				0
Proceeds from sale of stock in equity method investee		0	0	481,377
Return Of Capital From Wholly Owned Subsidiaries		0
Net cash disbursed from disposal of discontinued business		0	(205,895)	0
Mortgage servicing rights purchased		(2,400)	0	(45)
Acquisition of premises and equipment		(62,656)	(51,046)	(38,573)
Proceeds from sale of:
Premises and equipment		12,880	14,337	10,090
Foreclosed assets		141,145	150,115	226,063
Net cash (used in) provided by investing activities		238,339	25,452	302,999
Net increase (decrease) in:
Deposits		207,338	109,015	(323,404)
Federal funds purchased and assets sold under agreements to repurchase		(509,512)	(387,635)	(357,460)
Other short-term borrowings		(148,215)	(380,000)	(235,000)
Payments of notes payable		(737,889)	(1,059,290)	(332,031)
Proceeds from issuance of notes payable		277,398	781,905	106,739
Proceeds from issuance of common stock		6,226	5,394	6,860
Cash Dividends Paid To Parent Company		0		0
Dividends paid		(19,257)	(3,723)	(3,723)
Repurchase of TARP related warrants		0	(3,000)	0
Net payments for repurchase of common stock		(1,984)	(3,236)	(437)
Return Of Capital To Parent Company		0	0
Capital contribution from parent			0	0
Net cash (used in) provided by financing activities		(925,895)	(940,570)	(1,138,456)
Net (decrease) increase in cash and due from banks		(17,421)	(42,116)	(16,152)
Cash and due from banks at beginning of period		381,095	423,211	439,363
Cash and due from banks at end of period		363,674	381,095	423,211
Popular, Inc. Holding Co.
Cash flows from operating activities:
Net Income		895,344	(313,490)	599,327
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries		(890,165)	(171,998)	(196,886)
Provision (reversal) for loan losses		35	(200)	398
Goodwill impairment losses			0	0
Amortization of intangibles		0	0	0
Depreciation and amortization of premises and equipment		761	648	641
Net accretion of discounts and amortization of premiums and deferred fees		2	404,461	30,467
Other-than-temporary impairment on investment securities		0
Fair value adjustments on mortgage servicing rights		0	0	0
FDIC loss share (income) expense		0	0	0
Adjustments (expense) to indemnity reserves on loans sold		0	0	0
Earnings from investments under the equity method		(13,710)	(12,291)	(17,308)
Deferred income tax (benefit) expense		(186)	8,203	(10,937)
Loss Gain [Abstract]
Disposition of premises and equipment		(2)	1	49
Sale and valuation adjustments of investment securities		0	0	(2,110)
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities		0	0	0
Sale of stock in equity method investee		0	0	(416,113)
Sale of foreclosed assets, including write-downs		0	0	0
Disposal of discontinued business			0
Acquisitions of loans held-for-sale		0	0	0
Proceeds from sale of loans held-for-sale		0	0	0
Net originations on loans held-for-sale		0	0	0
Net (increase) decrease in:
Trading securities		(380)	(288)	(94)
Accrued income receivable		(10)	(12)	1,612
Other assets		8,032	4,099	5,445
Net increase (decrease) in:
Interest payable		0	7,066	2,704
Pension and other postretirement benefits obligation		0	0	0
Other liabilities		(5,622)	(180)	(5,507)
Total adjustments		(901,245)	239,509	(607,639)
Net cash (used in) provided by operating activities		(5,901)	(73,981)	(8,312)
Cash flows from investing activities:
Net (increase) decrease in money market investments		(242,457)	(1,026)	(147)
Purchases of investment securities:
Available-for-sale		0	0	0
Held-to-maturity		0	0	0
Other		0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale		0	0	35,000
Held-to-maturity		0	0	0
Other		0	1,000	0
Proceeds from the sale of investment securities available-for-sale		0	0	5,438
Proceeds from sale of other investment securities		0	0
Net repayments on loans		53,793	465,452	(233,745)
Proceeds from sale of loans		0	0	0
Acquisition of loan portfolios		0	0	0
Acquisition of trademark		0
Net payments from FDIC under loss sharing agreements		0	0	0
Net cash received and acquired from business combination		0
Cash paid related to business acquisitions		0	0
Acquisition of servicing advances		0
Return of capital from equity method investments		11,500	0	0
Capital Contribution Subsidiaries		0	(100,000)	(272,500)
Proceeds from sale of stock in equity method investee		0	0	481,377
Return Of Capital From Wholly Owned Subsidiaries		203,000	210,000	0
Net cash disbursed from disposal of discontinued business			0
Mortgage servicing rights purchased		0		0
Acquisition of premises and equipment		(1,079)	(1,075)	(352)
Proceeds from sale of:
Premises and equipment		9	48	33
Foreclosed assets		0	0	0
Net cash (used in) provided by investing activities		24,766	574,399	15,104
Net increase (decrease) in:
Deposits		0	0	0
Federal funds purchased and assets sold under agreements to repurchase		0	0	0
Other short-term borrowings		0	0	0
Payments of notes payable		0	(936,000)	0
Proceeds from issuance of notes payable		0	450,000	0
Proceeds from issuance of common stock		6,226	5,394	6,860
Cash Dividends Paid To Parent Company		0		0
Dividends paid		(19,257)	(3,723)	(3,723)
Repurchase of TARP related warrants		0	(3,000)	0
Net payments for repurchase of common stock		(1,984)	(3,236)	(437)
Return Of Capital To Parent Company		0	0
Capital contribution from parent			0	0
Net cash (used in) provided by financing activities		(15,015)	(490,565)	2,700
Net (decrease) increase in cash and due from banks		3,850	9,853	9,492
Cash and due from banks at beginning of period		20,448	10,595	1,103
Cash and due from banks at end of period		24,298	20,448	10,595
PNA Holding Co.
Cash flows from operating activities:
Net Income		627,224	(102,968)	71,856
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries		(639,688)	90,496	(94,926)
Provision (reversal) for loan losses		0	0	0
Goodwill impairment losses			0	0
Amortization of intangibles		0	0	0
Depreciation and amortization of premises and equipment		0	0	2
Net accretion of discounts and amortization of premiums and deferred fees		0	0	444
Other-than-temporary impairment on investment securities		0
Fair value adjustments on mortgage servicing rights		0	0	0
FDIC loss share (income) expense		0	0	0
Adjustments (expense) to indemnity reserves on loans sold		0	0	0
Earnings from investments under the equity method		244	16	(3,946)
Deferred income tax (benefit) expense		0	0	(1,710)
Loss Gain [Abstract]
Disposition of premises and equipment		0	0	(66)
Sale and valuation adjustments of investment securities		0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities		0	0	0
Sale of stock in equity method investee				0
Sale of foreclosed assets, including write-downs		0	0	0
Disposal of discontinued business			0
Acquisitions of loans held-for-sale		0	0	0
Proceeds from sale of loans held-for-sale		0	0	0
Net originations on loans held-for-sale		0	0	0
Net (increase) decrease in:
Trading securities		0	0	0
Accrued income receivable		(3)	2	(2)
Other assets		342	(7,124)	(1,818)
Net increase (decrease) in:
Interest payable		(26)	20	(506)
Pension and other postretirement benefits obligation		0	0	0
Other liabilities		(187)	(32,391)	(2,370)
Total adjustments		(639,318)	51,019	(104,898)
Net cash (used in) provided by operating activities		(12,094)	(51,949)	(33,042)
Cash flows from investing activities:
Net (increase) decrease in money market investments		(23,574)	4,447	(3,937)
Purchases of investment securities:
Available-for-sale		0	0	0
Held-to-maturity		0	0	0
Other		0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale		0	0	0
Held-to-maturity		0	0	0
Other		0	0	0
Proceeds from the sale of investment securities available-for-sale		0	0	0
Proceeds from sale of other investment securities		0	0
Net repayments on loans		350	0	0
Proceeds from sale of loans		0	0	0
Acquisition of loan portfolios		(350)	0	0
Acquisition of trademark		0
Net payments from FDIC under loss sharing agreements		0	0	0
Net cash received and acquired from business combination		0
Cash paid related to business acquisitions		0	0
Acquisition of servicing advances		0
Return of capital from equity method investments		1,829		491
Capital Contribution Subsidiaries			0	0
Proceeds from sale of stock in equity method investee				0
Return Of Capital From Wholly Owned Subsidiaries		200,000	250,000
Net cash disbursed from disposal of discontinued business			0
Mortgage servicing rights purchased		0		0
Acquisition of premises and equipment		0	0	0
Proceeds from sale of:
Premises and equipment		0	0	180
Foreclosed assets		0	0	0
Net cash (used in) provided by investing activities		178,255	254,447	(3,266)
Net increase (decrease) in:
Deposits		0	0	0
Federal funds purchased and assets sold under agreements to repurchase		0	0	0
Other short-term borrowings		0	8,169	0
Payments of notes payable		(8,169)	(675)	(236,200)
Proceeds from issuance of notes payable		0	0	0
Proceeds from issuance of common stock		0	0	0
Cash Dividends Paid To Parent Company		0		0
Dividends paid		0	0	0
Repurchase of TARP related warrants			0
Net payments for repurchase of common stock		0	0	0
Return Of Capital To Parent Company		(158,000)	(210,000)
Capital contribution from parent			0	272,500
Net cash (used in) provided by financing activities		(166,169)	(202,506)	36,300
Net (decrease) increase in cash and due from banks		(8)	(8)	(8)
Cash and due from banks at beginning of period		608	616	624
Cash and due from banks at end of period		600	608	616
All other subsidiaries and eliminations
Cash flows from operating activities:
Net Income		943,818	184,469	256,830
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries		0	0	0
Provision (reversal) for loan losses		241,443	263,569	602,165
Goodwill impairment losses			186,511	0
Amortization of intangibles		11,019	9,434	9,883
Depreciation and amortization of premises and equipment		46,713	46,489	47,519
Net accretion of discounts and amortization of premiums and deferred fees		(73,498)	(125,885)	(109,915)
Other-than-temporary impairment on investment securities		14,445
Fair value adjustments on mortgage servicing rights		7,904	24,683	11,403
FDIC loss share (income) expense		(20,062)	103,024	82,051
Adjustments (expense) to indemnity reserves on loans sold		18,628	40,629	37,054
Earnings from investments under the equity method		(10,907)	(27,303)	(21,619)
Deferred income tax (benefit) expense		(519,045)	35,308	(275,965)
Loss Gain [Abstract]
Disposition of premises and equipment		(3,627)	(1,717)	(3,375)
Sale and valuation adjustments of investment securities		(141)	870	0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities		(35,013)	(88,724)	22,411
Sale of stock in equity method investee				0
Sale of foreclosed assets, including write-downs		60,378	28,005	50,740
Disposal of discontinued business			(38,355)
Acquisitions of loans held-for-sale		(401,991)	(308,600)	(390,018)
Proceeds from sale of loans held-for-sale		124,111	123,375	218,379
Net originations on loans held-for-sale		(792,821)	(753,312)	(1,049,474)
Net (increase) decrease in:
Trading securities		1,084,063	1,105,662	1,430,929
Accrued income receivable		5,395	9,712	(7,104)
Other assets		92,032	158,585	(3,027)
Net increase (decrease) in:
Interest payable		564	(7,776)	(4,663)
Pension and other postretirement benefits obligation		3,252	(10,171)	10,635
Other liabilities		(67,180)	40,449	(17,179)
Total adjustments		(214,338)	814,462	640,830
Net cash (used in) provided by operating activities		729,480	998,931	897,660
Cash flows from investing activities:
Net (increase) decrease in money market investments		(376,248)	(963,907)	227,274
Purchases of investment securities:
Available-for-sale		(2,014,315)	(2,001,940)	(2,257,976)
Held-to-maturity		(750)	(1,000)	(250)
Other		(40,847)	(110,010)	(178,093)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale		1,362,712	1,722,650	1,788,474
Held-to-maturity		4,856	39,962	4,632
Other		46,341	91,752	181,784
Proceeds from the sale of investment securities available-for-sale		96,760	310,210	0
Proceeds from sale of other investment securities		14,950	37,104
Net repayments on loans		431,302	776,179	625,364
Proceeds from sale of loans		30,160	355,145	333,021
Acquisition of loan portfolios		(338,097)	(389,067)	(1,592,603)
Acquisition of trademark		(50)
Net payments from FDIC under loss sharing agreements		247,976	256,498	396,223
Net cash received and acquired from business combination		731,279
Cash paid related to business acquisitions		(17,250)	(6,330)
Acquisition of servicing advances		(61,304)
Return of capital from equity method investments		0		0
Capital Contribution Subsidiaries			0	0
Proceeds from sale of stock in equity method investee				0
Return Of Capital From Wholly Owned Subsidiaries		0	0
Net cash disbursed from disposal of discontinued business			(205,895)
Mortgage servicing rights purchased		(2,400)		(45)
Acquisition of premises and equipment		(61,577)	(49,971)	(38,221)
Proceeds from sale of:
Premises and equipment		12,871	14,289	9,877
Foreclosed assets		141,145	150,115	226,063
Net cash (used in) provided by investing activities		207,514	25,784	(274,476)
Net increase (decrease) in:
Deposits		495,904	115,453	(310,417)
Federal funds purchased and assets sold under agreements to repurchase		(509,512)	(387,635)	(357,460)
Other short-term borrowings		(201,984)	(853,900)	54,200
Payments of notes payable		(729,720)	(122,615)	(95,831)
Proceeds from issuance of notes payable		277,398	331,905	106,739
Proceeds from issuance of common stock		0	0	0
Cash Dividends Paid To Parent Company		(41,350)		(37,000)
Dividends paid		0	0	0
Repurchase of TARP related warrants			0
Net payments for repurchase of common stock		0	0	0
Return Of Capital To Parent Company		(245,000)	(250,000)
Capital contribution from parent			100,000	0
Net cash (used in) provided by financing activities		(954,264)	(1,066,792)	(639,769)
Net (decrease) increase in cash and due from banks		(17,270)	(42,077)	(16,585)
Cash and due from banks at beginning of period		380,890	422,967	439,552
Cash and due from banks at end of period		363,620	380,890	422,967
Elimination
Cash flows from operating activities:
Net Income		(1,571,042)	(81,501)	(328,686)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries		1,529,853	81,502	291,812
Provision (reversal) for loan losses		0	0	0
Goodwill impairment losses			0	0
Amortization of intangibles		0	0	0
Depreciation and amortization of premises and equipment		0	0	0
Net accretion of discounts and amortization of premiums and deferred fees		0	0	0
Other-than-temporary impairment on investment securities		0
Fair value adjustments on mortgage servicing rights		0	0	0
FDIC loss share (income) expense		0	0	0
Adjustments (expense) to indemnity reserves on loans sold		0	0	0
Earnings from investments under the equity method		0	0	0
Deferred income tax (benefit) expense		103	1	(142)
Loss Gain [Abstract]
Disposition of premises and equipment		0	0	0
Sale and valuation adjustments of investment securities		0	0	0
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities		0	0	0
Sale of stock in equity method investee				0
Sale of foreclosed assets, including write-downs		0	0	0
Disposal of discontinued business			0
Acquisitions of loans held-for-sale		0	0	0
Proceeds from sale of loans held-for-sale		0	0	0
Net originations on loans held-for-sale		0	0	0
Net (increase) decrease in:
Trading securities		0	0	0
Accrued income receivable		10	17	(315)
Other assets		(273)	(23,060)	2,227
Net increase (decrease) in:
Interest payable		(10)	(17)	(1)
Pension and other postretirement benefits obligation		0	0	0
Other liabilities		9	23,059	(1,896)
Total adjustments		1,529,692	81,502	291,685
Net cash (used in) provided by operating activities		(41,350)	1	(37,001)
Cash flows from investing activities:
Net (increase) decrease in money market investments		284,573	(3,447)	3,937
Purchases of investment securities:
Available-for-sale		0	0	0
Held-to-maturity		0	0	0
Other		0	0	0
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale		0	0	0
Held-to-maturity		0	0	0
Other		0	0	0
Proceeds from the sale of investment securities available-for-sale		0	0	0
Proceeds from sale of other investment securities		0	0
Net repayments on loans		(53,769)	(465,731)	289,200
Proceeds from sale of loans		0	0	0
Acquisition of loan portfolios		0	0	0
Acquisition of trademark		0
Net payments from FDIC under loss sharing agreements		0	0	0
Net cash received and acquired from business combination		0
Cash paid related to business acquisitions		0	0
Acquisition of servicing advances		0
Return of capital from equity method investments		0		0
Capital Contribution Subsidiaries			100,000	272,500
Proceeds from sale of stock in equity method investee				0
Return Of Capital From Wholly Owned Subsidiaries		(403,000)	(460,000)
Net cash disbursed from disposal of discontinued business			0
Mortgage servicing rights purchased		0		0
Acquisition of premises and equipment		0	0	0
Proceeds from sale of:
Premises and equipment		0	0	0
Foreclosed assets		0	0	0
Net cash (used in) provided by investing activities		(172,196)	(829,178)	565,637
Net increase (decrease) in:
Deposits		(288,566)	(6,438)	(12,987)
Federal funds purchased and assets sold under agreements to repurchase		0	0	0
Other short-term borrowings		53,769	465,731	(289,200)
Payments of notes payable		0	0	0
Proceeds from issuance of notes payable		0	0	0
Proceeds from issuance of common stock		0	0	0
Cash Dividends Paid To Parent Company		41,350		37,000
Dividends paid		0	0	0
Repurchase of TARP related warrants			0
Net payments for repurchase of common stock		0	0	0
Return Of Capital To Parent Company		403,000	460,000
Capital contribution from parent			(100,000)	(272,500)
Net cash (used in) provided by financing activities		209,553	819,293	(537,687)
Net (decrease) increase in cash and due from banks		(3,993)	(9,884)	(9,051)
Cash and due from banks at beginning of period		(20,851)	(10,967)	(1,916)
Cash and due from banks at end of period		$ (24,844)	$ (20,851)	$ (10,967)